Commitments (Details) R in Thousands, $ in Thousands						12 Months Ended
	Jun. 30, 2023 ZAR (R)	Jan. 31, 2021	Dec. 20, 2020 ZAR (R)	Feb. 22, 2018 USD ($)	Jan. 31, 2013	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2026 ZAR (R)	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 MXN ($)
Commitments [Line Items]
Contract term					5 years
Recognized income (in Dollars) | $							$ 600,000	$ 1,200,000	$ 1,100,000
Budget (in Dollars) | $				$ 25,500,000
Committing to pay			R 4,000
Total value			R 105,000
Suppliers amount | $												$ 4,574,146		$ 4,661,167
Bottom of range [Member]
Commitments [Line Items]
Supplier products (in Dollars) | $				17,500
Top of range [Member]
Commitments [Line Items]
Supplier products (in Dollars) | $				$ 22,500
NRG Curtailment Solutions, Inc. [Member]
Commitments [Line Items]
Contract term		5 years
Newcomm [Member]
Commitments [Line Items]
Energy cost	R 9,480
EN EL TRADING BRASIL S.A. [Member]
Commitments [Line Items]
Energy cost						R 17,050
Newcom [Member]
Commitments [Line Items]
Energy cost						33,900
AMÉRICA [Member]
Commitments [Line Items]
Energy cost						R 16,500
Scenario Forecasts {Member} | EN EL TRADING BRASIL S.A. [Member]
Commitments [Line Items]
Purchase agreement value										R 90,900	R 90,000		R 101,400
Scenario Forecasts {Member} | CESP AUREN [Member]
Commitments [Line Items]
Purchase agreement value										3,981	4,021		4,336
Scenario Forecasts {Member} | AES [Member]
Commitments [Line Items]
Purchase agreement value										R 59,900	56,300		60,100
Scenario Forecasts {Member} | SQUADRA [Member]
Commitments [Line Items]
Suppliers amount											R 7,680		12,660
Scenario Forecasts {Member} | Newcom [Member]
Commitments [Line Items]
Suppliers amount													24,900
Scenario Forecasts {Member} | AMÉRICA [Member]
Commitments [Line Items]
Suppliers amount													R 16,500